SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]

Property, plant and equipment consisted of the following at November 30, 2021 and May 31, 2021.

	November 30, 2021	May 31, 2021
Office equipment	$126,824	$120,068
Furniture and fixtures	148,358	145,103
Machinery & Equipment	1,927,801	1,823,094
Leasehold improvements	2,852,314	2,822,017
Less: accumulated depreciation	(1,732,920)	(1,434,614)
Property, plant, and equipment, net	$3,322,377	$3,475,668

Property, plant and equipment consisted of the following at May 31, 2021 and 2020:

	May 31,	May 31,
	2021	2020
Office equipment	$120,068	$94,887
Furniture & fixtures	145,103	144,025
Machinery & equipment	1,823,094	1,741,830
Leasehold improvements	2,822,017	2,662,967
Less: accumulated depreciation	(1,434,614)	(868,200)
Property and equipment, net	$3,475,668	$3,775,509

Disaggregation of Revenue [Table Text Block]

The following table represents a disaggregation of revenue for the three and six months ended November 30, 2021 and 2020:

	For the Six	For the Six
	Months Ended	Months Ended
	November 30, 2021	November 30, 2020
Cannabis Dispensary	7,336,974	6,818,499
Cannabis Production	3,577,738	1,870,259
	10,914,712	8,688,758

	For the Three	For the Three
	Months Ended	Months Ended
	November 30, 2021	November 30, 2020
Cannabis Dispensary	3,591,399	3,732,974
Cannabis Production	1,822,603	1,174,915
	5,414,002	4,907,889

The following table represents a disaggregation of revenue for the years ended May 31, 2021 and 2020:

	2021	2020
Cannabis Dispensary	$14,595,115	$9,365,105
Cannabis Production	4,696,972	2,552,524
	$19,292,087	$11,917,629

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following is a reconciliation for the calculation of basic and diluted earnings per share for the three and six months ended November 30, 2021 and 2020:

	For the Three Months Ended November 30,
	2021	2020

Net income (loss) attributable to CLS Holdings USA, Inc.	$(345,472)	$(849,376)
Weighted average number of common shares outstanding	128,158,080	126,548,887
Dilutive effect of shares issuable	-	-
Diluted weighted average number of common shares outstanding	128,158,080	126,548,887
Basic loss per share	$(0.00)	$(0.01)
Diluted loss per share	$(0.00)	$(0.01)

	For the Six Months Ended November 30,
	2021	2020

Net income (loss) attributable to CLS Holdings USA, Inc.	$82,127	$(1,994,412)
Weighted average number of common shares outstanding	128,071,067	126,535,075
Dilutive effect of shares issuable	70,000	-
Diluted weighted average number of common shares outstanding	128,141,067	126,535,075
Basic earnings (loss) per share	$0.00	$(0.02)
Diluted earnings (loss) per share	$0.00	$(0.02)

Estimated Useful LIfe [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]

Property and equipment is recorded at the lower of cost or estimated net recoverable amount, and is depreciated using the straight-line method over its estimated useful life. Property acquired in a business combination is recorded at estimated initial fair value. Property, plant, and equipment are depreciated using the straight-line method based on the lesser of the estimated useful lives of the assets or the lease term based upon the following life expectancy:

Years
Office equipment	3 to 5
Furniture & fixtures	3 to 7
Machinery & equipment	3 to 10
Leasehold improvements	Term of lease

Property and equipment is recorded at the lower of cost or estimated net recoverable amount, and is depreciated using the straight-line method over its estimated useful life. Property acquired in a business combination is recorded at estimated initial fair value. Property, plant, and equipment are depreciated using the straight-line method based on the lesser of the estimated useful lives of the assets or the lease term based upon the following life expectancy:

Years
Office equipment	3 to 5
Furniture & fixtures	3 to 7
Machinery & equipment	3 to 10
Leasehold improvements	Term of lease